Description of Organization and Business Operations - Additional Information (Detail) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 18, 2025	May 06, 2024	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Description And Basis Of Presentation [Line Items]
Sale of stock, number of shares issued in transaction		28,750,000
Net proceeds from sale of units		$ 287,500,000
Sale of stock, price per share		$ 10			$ 10
Debt Conversion Converted Instrument Per Share			$ 10	$ 10
Proceeds from issuance initial public offering		$ 287,500,000
Transaction costs of stock		14,560,986		$ 14,560,986	$ 14,560,986
Upfront discount on underwriters		5,750,000		5,750,000	5,750,000
Deferred underwriting fees		10,062,500		10,062,500	10,062,500
Other offering cost		557,236		557,236	557,236
Reimbursement of underwriters fee		1,808,750		1,808,750	1,808,750
Net amounts of withdrawn from working capital requirements				1,000,000	1,000,000
Amount to pay dissolution expenses and net of taxes payable		$ 100,000
Cash	$ 100,000,000		$ 178,774	178,774	2,412,564	$ 0
Working capital deficit			388,755	388,755
Remaining available permitted withdrawal for working capital deficit			0	0
Working capital surplus					2,774,738
Working capital loan					1,500,000
Debt Conversion, Converted Instrument, Amount				1,500,000
Proceeds from Sale of Trust Assets to Pay Expenses			1,000,000	1,000,000	1,000,000
Withdrawn amount for working capital deficit					1,000,000
Remaining Available Of Withdrawal For Working Capital Deficit					1,000,000
Maximum Threshold Limit Of Withdrawal For Working Capital Deficit			1,000,000	1,000,000	1,000,000
Founder Share [Member]
Business Description And Basis Of Presentation [Line Items]
Stock Issued During Period, Shares, New Issues	1,078,125
Cash [Member]
Business Description And Basis Of Presentation [Line Items]
Cash			$ 178,774	$ 178,774	2,412,564
IPO [Member]
Business Description And Basis Of Presentation [Line Items]
Sale of stock, number of shares issued in transaction		28,750,000
Over-Allotment Option [Member]
Business Description And Basis Of Presentation [Line Items]
Sale of stock, number of shares issued in transaction		3,750,000
Private Placement [Member]
Business Description And Basis Of Presentation [Line Items]
Sale of stock, number of shares issued in transaction		725,000
Sale of stock, price per share		$ 10
Proceeds from issuance of private placement		$ 7,250,000
Common Class A [Member]
Business Description And Basis Of Presentation [Line Items]
Proceeds from issuance initial public offering					$ 287,500,000
Common Class A [Member] | IPO [Member]
Business Description And Basis Of Presentation [Line Items]
Sale of stock, number of shares issued in transaction		3,750,000
Sale of stock, price per share		$ 10
Common Class A [Member] | Over-Allotment Option [Member]
Business Description And Basis Of Presentation [Line Items]
Sale of stock, number of shares issued in transaction		3,750,000